LEASE LIABILITY - Disclosure of detailed information about lease liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Quantitative Information About Lease Liability [Line Items]
Lease liability, beginning of year	$ 176,935	$ 0
Additions	66,025
Lease liability recognized		196,672
Lease payments	(99,595)	(20,474)
Lease interest	5,884	737
Lease liability, end of year	149,249	176,935
Current portion	51,743	86,384
Long-term portion	97,506	90,551
Warehouse [Member]
Disclosure Of Quantitative Information About Lease Liability [Line Items]
Lease liability, beginning of year	104,785	0
Additions	0
Lease liability recognized		117,004
Lease payments	(77,009)	(12,728)
Lease interest	3,642	509
Lease liability, end of year	31,418	104,785
Current portion	31,418
Long-term portion	0
Vehicles [Member]
Disclosure Of Quantitative Information About Lease Liability [Line Items]
Lease liability, beginning of year	72,150	0
Additions	66,025
Lease liability recognized		79,668
Lease payments	(22,586)	(7,746)
Lease interest	2,242	228
Lease liability, end of year	117,831	$ 72,150
Current portion	20,325
Long-term portion	$ 97,506